Schedule of loss rate methodology (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Expected loss rate
Total book value	$ 3,578,974	$ 1,277,928
Expected credit loss	$ 331,761
Current [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.01%	0.00%
Total book value	$ 1,764,589	$ 1,210,294
Expected credit loss	$ 122
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.08%	0.00%
Total book value	$ 249,410	$ 49,695
Expected credit loss	$ 203
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	14.20%	0.00%
Total book value	$ 1,558,011	$ 17,939
Expected credit loss	$ 257,810
Later than three months [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	92.93%	0.61%
Total book value	$ 5,499
Expected credit loss	$ 72,269
Over Than Three Months [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	92.63%	99.72%
Total book value	$ 1,465
Expected credit loss	$ 1,357